Common Stock and Additional Paid-in Capital - Stock repurchase plan (Details) - Share repurchase plan - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2018	Apr. 14, 2018
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount for a period of 12 months		$ 150,000
Number of shares repurchased	0